CONDENSED CONSOLIDATED STATEMENTS OF INCOME (LOSS) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONDENSED CONSOLIDATED STATEMENTS OF INCOME (LOSS)
Revenues	$ 100,606	$ 81,959	$ 345,592	$ 317,750	$ 260,135
Transaction costs	20,155	24,793	97,040	94,665	81,368
Other operating expenses	26,614	19,852	81,976	82,295	68,883
Research and development expenses	16,653	10,574	52,301	34,772	29,383
Sales and marketing expenses	23,139	17,829	76,846	61,020	50,165
General and administrative expenses	10,517	7,826	37,629	31,016	24,389
Depreciation and amortization	4,677	4,166	17,095	10,341	7,874
Total operating expenses	101,755	85,040	362,887	314,109	262,062
Operating income (loss)	(1,149)	(3,081)	(17,295)	3,641	(1,927)
Financial income (loss), net:	622	1,803	2,012	524	(2,173)
Income (loss) before taxes on income	(1,771)	(4,884)	(15,283)	4,165	(4,100)
Income tax	1,731	2,573	8,320	4,709	3,089
Share in losses of associated company	6	22	143	81
Net loss	$ (3,508)	$ (7,479)	$ (23,746)	$ (625)	$ (7,189)
Per share data
Net loss per share attributable to common stockholders - basic and diluted	$ (0.31)	$ (0.47)	$ (1.50)	$ (0.63)	$ (1.05)
Weighted average common shares outstanding - basic and diluted	29,185,545	22,045,779	25,004,093	19,210,017	17,046,120